Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Schedule II - Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts

SCHEDULE II

CHEMED CORPORATION AND SUBSIDIARY COMPANIES
VALUATION AND QUALIFYING ACCOUNTS
(IN THOUSANDS)
DR/(CR)

ADDITIONS
(CHARGED)
		CREDITED	(CHARGED)
	BALANCE AT	TO COSTS	CREDITED		BALANCE
	BEGINNING	AND	TO OTHER	DEDUCTIONS	AT END
DESCRIPTION	OF PERIOD	EXPENSES	ACCOUNTS	(a)	OF PERIOD
Allowances for doubtful
accounts (b)

For the year 2013	$ (10,892)	$ (10,690)	$ (1,318)	$ 10,310	$ (12,590)

For the year 2012	$ (11,524)	$ (9,233)	$ (1,326)	$ 11,191	$ (10,892)

For the year 2011	$ (13,332)	$ (8,686)	$ (786)	$ 11,280	$ (11,524)

Allowances for doubtful
accounts - notes
receivable (c)

For the year 2013	$ (132)	$ (217)	$ (29)	$ -	$ (378)

For the year 2012	$ (305)	$ 122	$ 51	$ -	$ (132)

For the year 2011	$ (368)	$ 123	$ (60)	$ -	$ (305)

(a) With respect to allowances for doubtful accounts, deductions include accounts considered uncollectible or written off, payments, companies divested, etc.

(b) Classified in consolidated balance sheet as a reduction of accounts receivable.

(c) Classified in consolidated balance sheet as a reduction of other assets.

S-3